Segment Information (Table)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area	The Company’s total assets by geographic location are as follows:

	December 31,
	2023	2022
Assets
Mainland China	$9,816,174	$10,878,034
Outside Mainland China	3,841,800	3,236,534
Total Assets	$13,657,974	$14,114,568

Schedule of Revenues by Market Type

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2023	2022	2021
Sales
EPI	$10,238	$732,578	$10,552,059
Private Pay	370,818	384,192	349,083
Export	67,213	375,991	8,473,762
Total Sales	$448,269	$1,492,761	$19,374,904

Schedule of Revenues are Attributed to Geographic Locations

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2023	2022	2021
Sales
Mainland China	$381,056	$1,116,770	$10,901,142
Outside Mainland China	67,213	375,991	8,473,762
Total Sales	$448,269	$1,492,761	$19,374,904